Taxation - Summary of analysis of recognized deferred tax (Detail) £ in Thousands	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	£ (31,028)
Deferred tax asset/(liabilities)	(48,032)
Intangible Asset and Right of Use Asset [member]
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	(2,686)
Recognized in income	2,590
Deferred tax asset/(liabilities)	(96)
Net Operating Losses [member]
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	2,686
Recognized in income	(2,590)
Deferred tax asset/(liabilities)	£ 96